As filed with the Securities and Exchange Commission on August 9, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 81 1-21487

HELIOS STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (l7 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 33.8%
Basic Industry - 12.3%
Alcoa Inc. [2]	5.55%	02/01/17	$1,000	$983,364
ArcelorMittal	6.13	06/01/18	500	522,941
Newmont Mining Corp. [2]	5.13	10/01/19	1,000	1,071,527
Packaging Corp. of America	5.75	08/01/13	500	539,016
The Dow Chemical Co.	5.70	05/15/18	1,000	1,054,204

Total Basic Industry (Cost - $3,690,608)				4,171,052

Consumer Cyclical - 3.1%
Yum! Brands Inc. (Cost $1,032,046 )	8.88	04/15/11	1,000	1,056,455

Consumer Non-Cyclical - 11.5%
Altria Group Inc. [2]	9.70	11/10/18	1,000	1,266,380
Anheuser-Busch InBev Worldwide Inc. [3,4]	7.75	01/15/19	1,000	1,213,762
Covidien International Finance SA	6.00	10/15/17	500	580,233
CVS Caremark Corp.	5.75	06/01/17	500	556,241
McKesson Corp.	5.25	03/01/13	250	269,819

Total Consumer Non-Cyclical (Cost - $3,394,318)				3,886,435

Industrials - 1.7%
Tyco Electronics Group S.A. (Cost $462,909 )	6.55	10/01/17	500	574,206

Telecommunications - 5.2%
Rogers Communications Inc.	6.38	03/01/14	1,000	1,135,368
Time Warner Cable Inc. [2]	8.25	04/01/19	500	614,901

Total Telecommunications (Cost - $1,483,911)				1,750,269
Total INVESTMENT GRADE CORPORATE BONDS (Cost - $10,063,792)				11,438,417
HIGH YIELD CORPORATE BONDS - 84.7%
Basic Industry - 7.9%
AK Steel Corp.	7.63	05/15/20	200	194,000
Appleton Papers Inc. [3,4]	10.50	06/15/15	240	226,800
Domtar Corp. [2]	10.75	06/01/17	250	300,000
Edgen Murray Corp. [3,4]	12.25	01/15/15	170	143,650
Millar Western Forest Products Limited	7.75	11/15/13	450	387,000
PE Paper Escrow GmbH [3,4]	12.00	08/01/14	150	164,812
RBS Global & Rexnord Corp. [3,4]	8.50	05/01/18	290	281,300
Verso Paper Holdings LLC/Verso Paper Inc.	11.50	07/01/14	450	484,875
Westlake Chemical Corp. [2]	6.63	01/15/16	500	480,000

Total Basic Industry (Cost - $2,577,752)				2,662,437

Capital Goods - 9.2%
BE Aerospace Inc. [2]	8.50	07/01/18	475	498,750
Berry Plastics Corp. [3,4]	9.50	05/15/18	115	105,225
Bombardier Inc. [3,4]	7.75	03/15/20	200	207,500
Crown Cork & Seal Company Inc.	7.38	12/15/26	475	432,250
Mueller Water Products Inc.	7.38	06/01/17	500	438,750
Owens-Illinois Inc. [2]	7.80	05/15/18	400	416,500
Solo Cup Co./Solo Cup Operating Corp.	10.50	11/01/13	250	258,437

Terex Corp. [2]	7.38	01/15/14	500	503,750

See Notes to Portfolio of Investments and Notes to Financial Statements.

1

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Trimas Corp. [3,4]	9.75%	12/15/17	$245	$248,063

Total Capital Goods (Cost - $3,061,773)				3,109,225

Consumer Cyclical - 15.3%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	523,750
American Axle & Manufacturing Inc.	7.88	03/01/17	500	433,750
Beazer Homes USA Inc.	9.13	06/15/18	350	323,750
Couche-Tard U.S. LP	7.50	12/15/13	475	477,375
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	577,500
Ford Motor Co.	6.50	08/01/18	450	414,000
General Motors Corp.	7.13	07/15/13	250	74,375
Harrah’s Escrow LLC/Harrah's Escrow Corp.	11.25	06/01/17	225	236,813
KAR Auction Services Inc.	10.00	05/01/15	250	255,000
Levi Strauss & Co. [3,4]	7.63	05/15/20	475	465,500
MGM Mirage, Inc.	5.88	02/27/14	475	376,437
Pokagon Gaming Authority [3,4]	10.38	06/15/14	500	517,500
Seneca Gaming Corp. [2]	7.25	05/01/12	500	488,750

Total Consumer Cyclical (Cost - $4,972,470)				5,164,500

Consumer Non-Cyclical - 2.6%
Constellation Brands Inc. [2]	7.25	05/15/17	500	506,875
Rite Aid Corp.	8.63	03/01/15	475	387,125

Total Consumer Non-Cyclical (Cost - $812,212)				894,000

Energy - 23.2%
Arch Coal Inc. [3,4]	8.75	08/01/16	475	495,188
Chesapeake Energy Corp.	6.88	11/15/20	475	479,156
Crosstex Energy/Crosstex Energy Finance Corp.	8.88	02/15/18	475	474,406
Dynegy Holdings Inc.	7.75	06/01/19	475	328,344
Edison Mission Energy	7.00	05/15/17	475	304,000
El Paso Corp.	7.00	06/15/17	475	472,325
Hercules Offshore LLC [3,4]	10.50	10/15/17	300	266,250
Hexion Finance Escrow LLC/Hexion Escrow Corp.	8.88	02/01/18	345	311,363
Linn Energy LLC/Linn Energy Finance Corp. [3,4]	8.63	04/15/20	140	143,325
McJunkin Red Man Corp. [3,4]	9.50	12/15/16	450	436,500
Newfield Exploration Co. [2]	6.88	02/01/20	475	460,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [3,4]	8.88	03/15/18	200	203,000
NRG Energy Inc.	8.50	06/15/19	475	482,719
Quicksilver Resources Inc.	11.75	01/01/16	325	358,313
Range Resources Corp. [2]	7.50	05/15/16	500	504,375
SeaMetric International AS [1,3,4,5,7,8]	11.63	05/25/12	1,347	13,469
SESI LLC [2]	6.88	06/01/14	425	414,375
Texas Competitive Electric Term Loan 362672	3.85	10/10/14	21	15,498
Texas Competitive Electric Term Loan 362672 Tranche B2	4.07	10/10/14	134	98,687
Texas Competitive Electric Term Loan 363465 Tranche B3	3.79	10/10/14	1	946
Texas Competitive Electric Holdings Company LLC	3.87	10/10/14	93	68,957
Texas Competitive Electric Holdings Company LLC	10.25	11/01/15	250	165,000
The Williams Companies Inc. Credit Linked Certificate Trust V [2,3,4]	6.38	10/01/10	1,035	1,043,961
Whiting Petroleum Corp. [2]	7.25	05/01/13	325	327,438

Total Energy (Cost - $9,331,331)				7,868,345

Media - 4.4%
Cablevision Systems Corp. [3,4]	8.63	09/15/17	475	484,500

See Notes to Portfolios of Investments and Notes to Financial Statements.

2

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Charter Communications Operating LLC [2,3,4,6]	8.13%	04/30/20	$550	$562,375
Mediacom Broadband LLC	9.13	08/15/19	450	434,250

Total Media (Cost - $1,511,066)				1,481,125

Services Cyclical - 8.6%
AMC Entertainment Inc.	8.75	06/01/19	600	603,000
Avis Budget Car Rental [3,4]	9.63	03/15/18	475	479,750
Iron Mountain Inc. [2]	8.75	07/15/18	500	516,250
Maxim Crane Works LP [3,4]	12.25	04/15/15	330	322,987
RSC Equipment Rental Inc./RSC Holdings III LLC [3,4]	10.25	11/15/19	475	479,750
United Rentals North America Inc.	9.25	12/15/19	500	503,750

Total Services Cyclical (Cost - $2,909,360)				2,905,487

Services Non-Cyclical - 1.6%
HCA Inc. [2] (Cost $512,863 )	9.25	11/15/16	500	530,000

Technology & Electronics - 1.9%
First Data Corp.	9.88	09/24/15	450	342,000
Freescale Semiconductor Inc. [3,4]	9.25	04/15/18	325	320,938

Total Technology & Electronics (Cost - $736,191)				662,938

Telecommunications - 10.0%
American Tower Corp. [2]	7.00	10/15/17	1,000	1,115,000
Frontier Communications Corp. [2]	7.13	03/15/19	900	832,500
Global Crossing Limited [3,4]	12.00	09/15/15	450	477,000
PAETEC Holding Corp.	9.50	07/15/15	500	486,250
Windstream Corp. [2]	7.00	03/15/19	500	461,250

Total Telecommunications (Cost - $3,255,114)				3,372,000
Total HIGH YIELD CORPORATE BONDS (Cost - $29,680,132)				28,650,057
			Shares	Value
COMMON STOCKS - 8.0%
Consumer Cyclical - 0.6%
Beazer Homes USA Inc.			5,900	21,417
DR Horton Inc.			5,200	51,116
Hovnanian Enterprises Inc.			5,400	19,872
MDC Holdings Inc.			1,900	51,205
Ryland Group Inc.			2,900	45,878

Total Consumer Cyclical (Cost - $286,074)				189,488

Consumer Products - 0.1%
B&G Foods Inc. (Cost $37,874 )			4,900	52,822

Energy - 1.0%
Huntsman Corp.			5,400	46,818
Southern Union Co.			13,300	290,738

Total Energy (Cost - $240,505)				337,556

Industrials - 1.8%
General Electric Co.			20,850	300,657

See Notes to Portfolios of Investments and Notes to Financial Statements.

3

HELIOS STRATEGIC INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2010

	Shares	Value
COMMON STOCKS (continued)
United States Steel Corp.	7,700	$296,835

Total Industrials (Cost - $582,111)		597,492

Telecommunications - 4.5%
AT&T Inc.	16,225	392,483
Frontier Communications Corp.	39,500	280,845
Global Crossing Limited	9,000	95,130
PAETEC Holding Corp.	15,000	51,150
Qwest Communications International Inc.	47,800	250,950
Verizon Communications Inc.	7,000	196,140
Windstream Corp.	23,250	245,520

Total Telecommunications (Cost - $1,649,039)		1,512,218
Total COMMON STOCKS (Cost - $2,795,603)		2,689,576

	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENT - 3.6%
State Street Euro Dollar Time Deposit (Cost $1,228,966 )	0.01%	07/01/10	$1,229	$1,228,966

Total Investments - 130.1% (Cost - $43,768,493)				44,007,016
Liabilities in Excess of Other Assets - (30.1)%				(10,184,213)
NET ASSETS - 100.0%				$33,822,803

See Notes to Portfolios of Investments and Notes to Financial Statements.

4

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$13,789,740	29.27%
Helios High Income Fund, Inc.	9,805,339	27.54
Helios Multi-Sector High Income Fund, Inc.	10,710,373	27.23
Helios Strategic Income Fund, Inc.	10,404,355	30.76

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of June 30, 2010, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$15,265	0.03%
Helios Multi-Sector High Income Fund, Inc.	7,184	0.02
Helios Strategic Income Fund, Inc.	13,469	0.04

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

7	—	Restricted Illiquid Security – Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The details of the acquisition of this security is as follows:

Fund	Acquisition Date	Cost	Market Value as a % of Net Assets
Helios Advantage Income Fund, Inc.	05/02/07	$1,519,884	0.03%
Helios Multi-Sector High Income Fund, Inc.	05/02/07	714,005	0.02
Helios Strategic Income Fund, Inc.	05/02/07	1,341,058	0.04

8	—	Company announced a three month postponement of the interest payment due November 25, 2009 until February 25, 2010. The company also announced as compensation for the postponed interest payment a postponement fee which will be converted into new SeaMetric shares. On February 24, 2010, the Company announced it had entered bankruptcy proceedings and defaulted on its February 25, 2010 and November 25, 2009 interest payments.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective June 30, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

The Funds have established methods of fair value measurements in accordance with generally accepted accounting priniciples. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1	–	quoted prices in active markets for identical investments
• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Level 1 — Quoted Prices	$-	$-	$2,275,412	$-	$2,275,412
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,010,517	35,097,814	-	708,025	37,816,356
Level 3 — Significant Unobservable Inputs	-	20,514,128	-	-	20,514,128

Total	$2,010,517	$55,611,942	$2,275,412	$708,025	$60,605,896

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Level 1 — Quoted Prices	$-	$-	$1,539,229	$-	$1,539,229
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,123,938	27,083,550	-	761,940	28,969,428
Level 3 — Significant Unobservable Inputs	-	15,410,898	-	-	15,410,898

Total	$1,123,938	$42,494,448	$1,539,229	$761,940	$45,919,555

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Level 1 — Quoted Prices	$-	$-	$1,891,267	$-	$1,891,267
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	917,500	31,337,042	-	553,380	32,807,922
Level 3 — Significant Unobservable Inputs	-	16,289,166	-	-	16,289,166

Total	$917,500	$47,626,208	$1,891,267	$553,380	$50,988,355

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

Helios Strategic Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Level 1 — Quoted Prices	$-	$-	$2,689,576	$-	$2,689,576
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	11,438,417	16,048,325	-	1,228,966	28,715,708
Level 3 — Significant Unobservable Inputs	-	12,601,732	-	-	12,601,732

Total	$11,438,417	$28,650,057	$2,689,576	$1,228,966	$44,007,016

For the 3 month period ended June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 and no significant security transfer activity from Level 2 to Level 1.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$18,569,635
Accrued Discounts	817
Realized Gain	215,563
Change in Unrealized Appreciation (Depreciation)	(986,053)
Net Purchases (Sales)	2,781,841
Net transfers out of Level 3	(67,675)

Balance as of June 30, 2010	$20,514,128

Change in unrealized gains or losses relating to assets still held at reporting date	$(686,067)

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$13,882,594
Amortized Premiums	(4,554)
Realized Gain	180,547
Change in Unrealized Appreciation (Depreciation)	(753,797)
Net Purchases (Sales)	2,511,046
Net transfers out of Level 3	(404,938)

Balance as of June 30, 2010	$15,410,898

Change in unrealized gains or losses relating to assets still held at reporting date	$(486,444)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$14,519,190
Amortized Premiums	(1,082)
Realized Gain	173,463
Change in Unrealized Appreciation (Depreciation)	(874,468)
Net Purchases (Sales)	2,919,626
Net transfers out of Level 3	(447,563)

Balance as of June 30, 2010	$16,289,166

Change in unrealized gains or losses relating to assets still held at reporting date	$(579,756)

Helios Strategic Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds
Balance as of March 31, 2010	$11,418,579
Accrued Discounts	1,142
Realized Gain	157,037
Change in Unrealized Appreciation (Depreciation)	(616,700)
Net Purchases (Sales)	2,025,299
Net transfers out of Level 3	(383,625)

Balance as of June 30, 2010	$12,601,732

Change in unrealized gains or losses relating to assets still held at reporting date	$(475,741)

The Funds may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities and agree to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by each Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities a Fund has sold but is

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Funds’ obligation to repurchase the securities, and the Funds’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements.

At June 30, 2010, Helios Advantage Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,960,188	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$1,963,789
410,281	Barclays, 1.00%, dated 05/19/10, maturity date 07/13/10	410,908
451,375	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	452,102
700,000	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/13/10	701,089
369,250	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	369,814
1,453,200	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	1,455,500
818,125	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	819,398
1,605,625	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	1,608,077
1,051,500	JP Morgan Chase, 1.00%, dated 05/24/10, maturity date 07/14/10	1,052,990
757,487	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	758,035
1,247,225	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	1,249,234
2,716,088	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	2,720,312
970,000	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	971,509
692,250	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/16/10	693,385

$15,202,594	Maturity Amount, Including Interest Payable	$15,226,142

	Market Value of Assets Sold Under Agreements	$20,588,266

	Weighted Average Interest Rate	1.01%

At June 30, 2010, Helios High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,572,125	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$1,575,014
431,875	Barclays, 1.00%, dated 05/19/10, maturity date 07/13/10	432,535
333,625	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	334,163
702,608	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/13/10	703,701
369,250	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	369,814
919,974	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	921,432
1,029,675	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	1,031,277
1,312,369	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	1,314,373
514,063	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	514,434
898,450	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	899,898
2,941,362	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	2,945,937

$11,025,376	Maturity Amount, Including Interest Payable	$11,042,578

	Market Value of Assets Sold Under Agreements	$14,927,265

	Weighted Average Interest Rate	1.01%

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

At June 30, 2010, Helios Multi-Sector High Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$1,694,000	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$1,697,112
583,031	Barclays, 1.00%, dated 05/19/10, maturity date 07/13/10	583,922
372,875	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	373,476
723,503	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/13/10	724,628
369,250	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	369,814
1,204,962	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	1,206,870
1,388,875	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	1,391,036
1,391,906	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	1,394,033
650,344	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	650,813
1,009,125	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	1,010,751
3,121,175	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	3,126,030

$12,509,046	Maturity Amount, Including Interest Payable	$12,528,485

	Market Value of Assets Sold Under Agreements	$16,900,387

	Weighted Average Interest Rate	1.01%

At June 30, 2010, Helios Strategic Income Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$442,937	Barclays, 1.05%, dated 05/11/10, maturity date 07/13/10	$443,751
695,594	Barclays, 1.00%, dated 05/18/10, maturity date 07/13/10	696,675
314,000	Barclays, 1.00%, dated 05/17/10, maturity date 07/14/10	314,506
844,313	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/13/10	845,602
1,499,250	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/14/10	1,501,624
1,982,550	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/14/10	1,985,634
583,625	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/14/10	584,517
169,750	JP Morgan Chase, 1.00%, dated 06/18/10, maturity date 07/14/10	169,873
229,775	JP Morgan Chase, 1.00%, dated 05/18/10, maturity date 07/15/10	230,145
2,141,460	JP Morgan Chase, 1.00%, dated 05/19/10, maturity date 07/15/10	2,144,851
1,379,000	JP Morgan Chase, 1.00%, dated 05/20/10, maturity date 07/15/10	1,381,145

$10,282,254	Maturity Amount, Including Interest Payable	$10,298,323

	Market Value of Assets Sold Under Agreements	$13,571,381

	Weighted Average Interest Rate	1.00%

The average daily balances of reverse repurchase agreements outstanding during the period ended June 30, 2010, was approximately $18,057,600, $12,459,245, $14,354,917 and $11,113,845 at a weighted average interest rate of 0.93%, 0.94%, 0.94% and 0.97% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

The maximum amount of reverse repurchase agreements outstanding at any time during the period ended June 30, 2010, was $20,743,565, $14,338,295, $16,563,552 and $12,352,342, which was 29.94%, 28.16%, 29.05% and 26.21% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2010 (Unaudited)

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Helios Advantage Income Fund, Inc.	$60,909,623	$2,463,578	$(2,767,305)	$(303,727)
Helios High Income Fund, Inc.	44,993,599	1,920,740	(994,784)	925,956
Helios Multi-Sector High Income Fund, Inc	50,624,011	2,184,306	(1,819,962)	364,344
Helios Strategic Income Fund, Inc.	43,768,493	2,516,091	(2,277,568)	238,523

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Strategic Income Fund, Inc.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: August 9, 2010

Pursuant to the requirements Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: August 9, 2010

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: August 9, 2010